UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21279
The Merger Fund® VL
(Exact name of registrant as specified in charter)

One Financial Plaza
Hartford, CT 06103

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-367-5877
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Merger Fund® VL
Class I / MERVX
Semi-Annual SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the The Merger Fund® VL (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$72	1.41%
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$24,040
Total number of portfolio holdings	320
Portfolio turnover rate as of the end of the reporting period	70%
DEAL COMPOSITION
Type of Buyer
Strategic	85.4%
Financial	14.6%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	69.8%
Stock with Fixed Exchange Ratio	25.6%
Cash and Stock	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.4%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.
Asset Allocation(1)
Financials	35%
Energy	20%
Communication Services	19%
Consumer Staples	7%
Consumer Discretionary	6%
Industrials	6%
Information Technology	5%
Health Care	1%
Materials	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/variable-insurance-fund-documents.
8107
The Merger Fund® VL

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
The Merger Fund® VL

June 30, 2025
The Merger Fund® VL

Not FDIC Insured • No Bank Guarantee • May Lose Value

The Merger Fund® VL
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Fund files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

THE MERGER FUND® VL
KEY INVESTMENT TERMS (Unaudited)
June 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an
MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Standard & Poor’s Depositary Receipt (“SPDR®”)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Special Purpose Acquisition Company (“SPAC”)
A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.2%
Information Technology—2.2%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(1)	732CAD	$ 519
Total Convertible Bonds and Notes (Identified Cost $520)		519

Corporate Bonds and Notes—8.3%
Communication Services—0.2%
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	$ 46	47
Consumer Discretionary—1.5%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	163	165
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	200	200
		365

Consumer Staples—0.2%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	36	33
Energy—1.7%
California Resources Corp. 144A 7.125%, 2/1/26(1)	52	52
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	365	365
		417

Financials—4.0%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(1)	255	254
144A 7.500%, 2/15/32(1)	69	74
Frontier Communications Holdings LLC
5.875%, 11/1/29	133	135
144A 6.000%, 1/15/30(1)	216	219
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	13	12
Nationstar Mortgage Holdings, Inc. 144A 5.125%, 12/15/30(1)	215	217
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	51	52
		963

Information Technology—0.5%
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	95	95
	Par Value	Value

Information Technology—continued
5.000%, 10/15/34	$ 30	$ 29
		124

Materials—0.2%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	44	44
Total Corporate Bonds and Notes (Identified Cost $1,979)		1,993

Leveraged Loans—3.4%
Aerospace—1.7%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.803%, 1/15/27(2)	395	395
Media / Telecom - Telecommunications—1.7%
Lumen Technologies, Inc.
Tranche B-1 0.000%, 4/15/29(2)(3)	115	113
Tranche B-1 (1 month Term SOFR + 2.464%) 6.791%, 4/15/29(2)	239	236
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.308%, 5/13/27(2)	68	64
		413

Total Leveraged Loans (Identified Cost $814)		808

	Shares
Common Stocks—35.4%
Communication Services—14.8%
Endeavor Group Holdings, Inc. Class A (4)(5)	56,060	1,698
Frontier Communications Parent, Inc.(6)(7)	21,928	798
GCI Liberty, Inc. Escrow Share(4)(6)	1,015	—(8)
Interpublic Group of Cos., Inc. (The)	17,956	440
Liberty Broadband Corp. Class A(6)	6,331	619
		3,555

Consumer Discretionary—2.6%
Everi Holdings, Inc.(6)	23,884	340
Skechers USA, Inc. Class A(6)	4,580	289
		629

Consumer Staples—0.2%
Kellanova	745	59
Energy—4.2%
ChampionX Corp.(7)	39,614	984
	Shares	Value

Energy—continued
Hess Corp.	173	$ 24
		1,008

Financials—7.1%
Acropolis Infrastructure(4)(6)	3,967	—
Brookline Bancorp, Inc.	4,805	51
Cantaloupe, Inc.(6)	12,380	136
CI Financial Corp.	19,698	458
Guild Holdings Co. Class A	606	12
Mr. Cooper Group, Inc.(6)	4,277	638
Pacific Premier Bancorp, Inc.	2,371	50
ProAssurance Corp.(6)	15,305	350
Zalatoris Acquisition Corp.(4)(6)	3,001	—
		1,695

Health Care—0.9%
ABIOMED, Inc.(4)(6)	814	1
Amedisys, Inc.(6)	1,457	143
Blueprint Medicines Corp.(6)	562	72
Inhibrx, Inc.(6)	2,449	3
		219

Industrials—4.1%
AZEK Co., Inc. (The) Class A(6)	12,238	665
Dun & Bradstreet Holdings, Inc.	24,333	221
Herc Holdings, Inc.	8	1
Spirit AeroSystems Holdings, Inc. Class A(6)	2,722	104
		991

Information Technology—1.5%
Clearwater Analytics Holdings, Inc. Class A (6)	600	13
E2open Parent Holdings, Inc.(6)	11,261	37
Juniper Networks, Inc.	7,792	311
		361

Total Common Stocks (Identified Cost $8,349)		8,517

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(4)(6)	1,848	1
Health Care—0.0%
Akouos, Inc., 12/31/49(4)(6)	4,144	3
Bristol-Myers Squibb Co., 12/31/35(4)(6)	6,945	7
		10

Total Rights (Identified Cost $—)		11

See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	1,643	$ —(8)
GIBO Holdings Ltd., 05/08/30(6)	740	—(8)
		—(8)

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	870	—(8)
ECARX Holdings, Inc., 12/21/27(6)	1,150	—(8)
Grove Collaborative Holdings, 06/16/27(6)	1,063	—(8)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	2,322	—(8)
		—(8)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	900	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	2,591	—(8)
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	2,148	—(8)
Aldel Financial II, Inc., 10/10/29(6)	4,238	2
AltEnergy Acquisition Corp., 11/10/28(6)	800	—(8)
Andretti Acquisition Corp. II, 10/24/29(6)	2,573	1
Archimedes Tech SPAC Partners II Co., 04/02/30(6)	1,297	1
Cartesian Growth Corp. II, 07/12/28(6)	873	—(8)
Centurion Acquisition Corp., 08/01/29(6)	626	—(8)
Corner Growth Acquisition Corp., 12/31/27(4)(6)	895	—
EQV Ventures Acquisition Corp., 07/01/31(6)	503	—(8)
EVe Mobility Acquisition Corp., 12/31/28(4)(6)	934	—
Fact II Acquisition Corp., 12/20/29(6)	2,755	1
Goal Acquisitions Corp., 02/11/26(6)	8,032	—(8)
Graf Global Corp., 08/07/29(6)	1,202	—(8)
Iron Horse Acquisitions Corp., 02/16/29(6)	2,326	—(8)
Israel Acquisitions Corp., 02/28/28(6)	773	—(8)
Keen Vision Acquisition Corp., 09/15/28(6)	6,597	—(8)
Launch Two Acquisition Corp., 11/26/29(6)	1,573	1
Live Oak Acquisition Corp. V, 04/17/30(6)	940	1
	Shares	Value

Financials—continued
Newbury Street Acquisition Corp., 12/31/27(6)	419	$ —
Newbury Street II Acquisition Corp., 12/29/29(6)	2,521	1
RMG Acquisition Corp. III, 12/31/27(6)	1,196	—(8)
Roman DBDR Acquisition Corp. II, 02/03/30(6)	1,705	1
SIM Acquisition Corp. I, 08/28/29(6)	1,902	1
Slam Corp. Class A, 12/31/27(6)	709	—(8)
Spring Valley Acquisition Corp. II, 02/25/26(6)	1,933	—(8)
Stellar V Capital Corp., 03/24/30(6)	863	—(8)
Target Global Acquisition I Corp., 12/31/27(6)	1,600	—(8)
Voyager Acquisition Corp., 05/16/31(6)	2,090	1
Whole Earth Brands, Inc., 07/25/25(4)(6)	1,756	—
XBP Europe Holdings, Inc., 12/31/27(6)	757	—(8)
Zeo Energy Corp., 10/20/26(6)	936	—(8)
		11

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	859	—(8)
Psyence Biomedical Ltd., 01/25/29(6)	1,097	—(8)
Tevogen Bio Holdings, Inc., 11/04/26(6)	1,068	—(8)
		—(8)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	750	—(8)
Freightos Ltd., 01/23/28(6)	739	—(8)
Getaround, Inc., 03/09/26(6)	179	—
Volato Group, Inc., 12/03/28(6)	2,120	—(8)
Willow Lane Acquisition Corp., 12/28/29(6)	1,689	1
		1

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	5,381	—(8)
LeddarTech Holdings, Inc., 09/21/28(6)	2,213	—(8)
	Shares	Value

Information Technology—continued
Movella Holdings, Inc., 12/31/27(6)	1,062	$ —(8)
		—(8)

Total Warrants (Identified Cost $30)		12

	Shares/Units
Special Purpose Acquisition Companies—23.0%
A SPAC III Acquisition Corp. Class A(6)	2,621	27
AA Mission Acquisition Corp. Class A(6)	28,972	302
Agriculture & Natural Solutions Acquisition Corp.(6)	31,287	339
Ai Transportation Acquisition Corp.(6)	3,701	41
Aifeex Nexus Acquisition Corp.(6)	5,037	51
Aifeex Nexus Acquisition Corp.(6)	5,037	1
Aimei Health Technology Co., Ltd.(6)	3,362	1
Andretti Acquisition Corp. II Class A(6)	14,176	147
Archimedes Tech SPAC Partners II Co.(6)	5,031	51
Armada Acquisition Corp. II(6)	7,468	76
Armada Acquisition Corp. II Class A(6)	2,094	21
Axiom Intelligence Acquisition Corp. 1(6)	1,467	15
Bayview Acquisition Corp.(6)	2,923	1
Bayview Acquisition Corp. Class A(6)	1,470	17
Berto Acquisition Corp.(6)	642	7
BEST SPAC I Acquisition Corp.(6)	418	4
Black Hawk Acquisition Corp.(6)	120	—(8)
Black Hawk Acquisition Corp. Class A(6)	609	7
Bleichroeder Acquisition Corp. I(6)	17,954	185
Blue Acquisition Corp.(6)	1,673	17
Blue Water Acquisition Corp. III(6)	4,188	42
Cal Redwood Acquisition Corp.(6)	1,263	13
Cantor Equity Partners III, Inc. Class A(6)	419	4
Cartesian Growth Corp. III(6)	4,238	43
Cartesian Growth Corp. III Class A(6)	2,094	21
Cayson Acquisition Corp.(6)	1,811	19
Cayson Acquisition Corp.(6)	1,811	—(8)
Centurion Acquisition Corp.(6)	8,127	86
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares/Units	Value
ChampionsGate Acquisition Corp.(6)	506	$ 5
Churchill Capital Corp. IX(6)	942	10
Churchill Capital Corp. X(6)	1,691	17
Columbus Circle Capital Corp. I(6)	106	1
Copley Acquisition Corp.(6)	7,147	72
Copley Acquisition Corp. Class A(6)	906	9
Crane Harbor Acquisition Corp.(6)	9,925	103
DT Cloud Acquisition Corp.(6)	1,554	—(8)
DT Cloud Star Acquisition Corp.(6)	4,102	43
Dune Acquisition Corp. II(6)	6,001	61
Dynamix Corp.(6)	843	9
EGH Acquisition Corp.(6)	635	7
EQV Ventures Acquisition Corp. Class A(6)	1,737	18
ESH Acquisition Corp.(6)	3,862	—(8)
Eureka Acquisition Corp.(6)	2,575	27
Fact II Acquisition Corp.(6)	13,333	138
FIGX Capital Acquisition Corp.(6)	712	7
Gesher Acquisition Corp. II(6)	2,082	21
GigCapital7 Corp. Class A(6)	9,116	94
Gores Holdings X, Inc.(6)	4,383	46
GP-Act III Acquisition Corp. Class A(6)	11,886	125
Graf Global Corp. Class A(6)	2,406	25
GSR III Acquisition Corp.(6)	27,275	294
Haymaker Acquisition Corp. 4(6)	13,083	145
HCM II Acquisition Corp. Class A(6)	3,093	34
Horizon Space Acquisition I Corp.(6)	8,221	100
IB Acquisition Corp.(6)	4,303	45
IB Acquisition Corp.(6)	4,303	—(8)
Integrated Wellness Acquisition Corp. Class A(6)	566	7
Iron Horse Acquisitions Corp.(6)	2,326	24
Iron Horse Acquisitions Corp.(6)	2,326	1
Jackson Acquisition Co. II(6)	10,834	3
Jackson Acquisition Co. II Class A(6)	10,834	112
Jena Acquisition Corp. II(6)	3,373	35
JVSPAC Acquisition Corp. Class A(6)	2,891	31
K&F Growth Acquisition Corp. II(6)	2,148	—(8)
K&F Growth Acquisition Corp. II Class A(6)	2,148	22
Kochav Defense Acquisition Corp.(6)	9,640	98
Lakeshore Acquisition III Corp.(6)	3,704	38
Launch Two Acquisition Corp. Class A(6)	6,286	66
	Shares/Units	Value
Legato Merger Corp. III(6)	5,402	$ 58
Lightwave Acquisition Corp.(6)	2,931	29
Live Oak Acquisition Corp. V Class A(6)	1,881	20
Mountain Lake Acquisition Corp.(6)	9,926	1
Mountain Lake Acquisition Corp. Class A(6)	9,926	102
Nabors Energy Transition Corp. II Class A(6)	16,335	181
New Providence Acquisition Corp. III(6)	10,924	114
Newbury Street II Acquisition Corp. Class A(6)	7,984	82
NewHold Investment Corp. III(6)	1,793	18
NewHold Investment Corp. III Class A(6)	2,440	25
Oxley Bridge Acquisition Ltd.(6)	1,675	17
Oyster Enterprises II Acquisition Corp.(6)	6,925	70
Perimeter Acquisition Corp. I(6)	1,272	13
Pioneer Acquisition I Corp.(6)	2,095	21
ProCap Acquisition Corp.(6)	204	2
Quartzsea Acquisition Corp.(6)	963	10
Quetta Acquisition Corp.(6)	303	—(8)
Real Asset Acquisition Corp. Class A(6)	2,092	21
Republic Digital Acquisition Co.(6)	642	7
RF Acquisition Corp. II(6)	3,299	35
Rising Dragon Acquisition Corp.(6)	4,842	50
Roman DBDR Acquisition Corp. II(6)	3,411	35
Siddhi Acquisition Corp. Class A(6)	5,759	58
Silverbox Corp. IV Class A(6)	2,468	27
SIM Acquisition Corp. I Class A(6)	10,780	112
Sizzle Acquisition Corp. II(6)	9,423	96
Sizzle Acquisition Corp. II Class A(6)	1,109	11
Soulpower Acquisition Corp.(6)	11,353	116
Spark I Acquisition Corp.(6)	4,780	52
Spring Valley Acquisition Corp. II(6)	3,867	1
Stellar V Capital Corp. Class A(6)	1,727	18
Tavia Acquisition Corp.(6)	8,747	90
Tavia Acquisition Corp.(6)	5,000	1
Thayer Ventures Acquisition Corp. II(6)	2,371	24
Titan Acquisition Corp.(6)	12,564	128
UY Scuti Acquisition Corp.(6)	3,005	31
Vine Hill Capital Investment Corp. Class A(6)	13,303	139
	Shares/Units	Value
Voyager Acquisition Corp.(6)	15,231	$ 158
Wen Acquisition Corp.(6)	3,237	34
Willow Lane Acquisition Corp. Class A(6)	3,379	35
Wintergreen Acquisition Corp.(6)	38	—(8)
YHN Acquisition I Ltd.(6)	4,979	51
Yorkville Acquisition Corp.(6)	1,257	14
Total Special Purpose Acquisition Companies (Identified Cost $5,324)		5,538

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $14)		2

Escrow Notes—2.0%
Financials—2.0%
Altaba, Inc. Escrow(6)	348,047	470
Pershing Square Escrow(4)(6)	7,392	—
		470

Total Escrow Notes (Identified Cost $161)		470

Total Long-Term Investments—74.3% (Identified Cost $17,191)		17,870

Short-Term Investments—18.5%
Money Market Mutual Funds—18.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.118%)(9)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.213%)(9)	1,991,797	1,992
Total Short-Term Investments (Identified Cost $4,442)		4,442

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—92.8% (Identified Cost $21,633)		22,312

See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Securities Sold Short—(4.0)%

	Shares	Value
Common Stocks—(4.0)%
Communication Services—(0.9)%
Charter Communications, Inc. Class A(6)	(513)	$ (210)
Energy—(0.1)%
Chevron Corp.	(177)	(25)
Financials—(0.2)%
Berkshire Hills Bancorp, Inc.	(84)	(2)
Columbia Banking System, Inc.	(2,169)	(51)
		(53)

Industrials—(0.0)%
Herc Holdings, Inc.	(8)	(1)
Information Technology—(0.0)%
Clearwater Analytics Holdings, Inc.	(600)	(13)
Real Estate—(2.8)%
Redfin Corp.(6)	(59,341)	(664)
Total Securities Sold Short (Identified Proceeds $(887))		(966)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $13)		(14)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—88.7% (Identified Cost $20,733)		$21,332
Other assets and liabilities, net—11.3%		2,708
NET ASSETS—100.0%		$24,040
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $2,253 or 9.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Delisted security. As of June 30, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $1,533 and its market value represents 7.1% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $1,597.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	69%
Cayman Islands	25
Canada	5
United Kingdom	1
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Open purchased options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Boeing Co. (The)	8	$120	$150.00	07/18/25	$—(3)
SPDR S&P 500® ETF Trust	23	1,323	575.00	07/18/25	2
Total Purchased Options					$2
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of June 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Boeing Co. (The)	(5)	$(102)	$205.00	07/18/25	$(4)
SPDR S&P 500® ETF Trust	(7)	(428)	611.00	07/18/25	(9)
					(13)
Put Options(2)
Paramount Global	(23)	(23)	10.00	08/15/25	(1)
SPDR S&P 500® ETF Trust	(5)	(270)	540.00	07/18/25	(—) (3)
					(1)
Total Written Options					$(14)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	39	USD	53	GS	07/15/25	$1	$—
JPY	5,054	USD	36	GS	07/16/25	—	— (1)
SEK	1,696	USD	177	GS	07/02/25	2	—
USD	177	SEK	1,696	GS	07/02/25	—	(2)
USD	50	GBP	39	GS	07/15/25	—	(3)
USD	33	JPY	5,054	GS	07/16/25	—	(2)
USD	458	CAD	630	JPM	08/14/25	—	(6)
USD	543	CAD	732	JPM	09/18/25	3	—
USD	62	JPY	8,986	GS	10/15/25	—	(2)
USD	152	EUR	131	GS	10/20/25	—	(4)
USD	450	EUR	391	GS	11/05/25	—	(15)
Total						$6	$(34)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	$—(5)	$5	$5	$—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	11	(1)	—	(1)
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	129	22	22	—
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/09/26	3,068	55	55	—
Just Eat Takeaway.com N.V.	Pay	5.180% (0.850% + OBFR)	1 Month	GS	05/06/26	424	15	15	—
Kellanova	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/09/26	1,513	(34)	—	(34)
Topcon	Pay	4.940% (0.610% + OBFR)	1 Month	GS	06/16/26	59	2	2	—
							64	99	(35)
Short Total Return Swap Contracts
Berkshire Hills Bancorp, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	05/15/26	(48)	(2)	—	(2)
Charter Communications, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(372)	(28)	—	(28)
Chevron Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(68)	3	3	—
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(3,421)	179	179	—
James Hardie Industries plc	Receive	3.930% ((0.400)% + OBFR)	1 Month	GS	05/06/26	(59)	(19)	—	(19)
James Hardie Industries plc	Receive	3.669% ((0.661)% + OBFR)	3 Month	JPM	05/04/26	(224)	(37)	—	(37)
James Hardie Industries plc Sponsored ADR	Receive	1.205% ((3.125)% + OBFR)	1 Month	GS	05/15/26	(6)	(1)	—	(1)
Omnicom Group	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(501)	50	50	—
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	07/03/26	(971)	(20)	—	(20)
							125	232	(107)
Total							$189	$331	$(142)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$519	$—	$519	$—
Corporate Bonds and Notes	1,993	—	1,993	—
Leveraged Loans	808	—	808	—
Equity Securities:
Common Stocks	8,517	6,815	3	1,699(1)
Rights	11	—	—	11
Warrants	12	12	—	—(1)
Special Purpose Acquisition Companies	5,538	5,408	130	—
Escrow Notes	470	—	470	—(1)
Money Market Mutual Funds	4,442	4,442	—	—
Other Financial Instruments:
Purchased Options	2	2	—	—
Forward Foreign Currency Exchange Contracts*	6	—	6	—
Over-the-Counter Total Return Swaps*	331	—	326	5
Total Assets	22,649	16,679	4,255	1,715
Liabilities:
Securities Sold Short:
Common Stocks	(966)	(966)	—	—
Other Financial Instruments:
Written Options	(14)	(14)	—	—
Forward Foreign Currency Exchange Contracts*	(34)	—	(34)	—
Over-the-Counter Total Return Swaps*	(142)	—	(142)	—
Total Liabilities	(1,156)	(980)	(176)	—
Total Investments, Net of Securities Sold Short and Written Options	$21,493	$15,699	$4,079	$1,715

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $1,698 was transferred from Level 1 to Level 3 due to a market delisting at period end.
Securities held by the Fund with an end of period value of $—(a) were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
(a) Amount is less than $500 (not in thousands).
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 18	$ 2(a)	$ 11	$ —	$ —(a)	$ 5
Net change in unrealized appreciation (depreciation)(b)	(1)	(1)	—	—	—	—
Purchases	—(c)	—(c)	—	—	—	—
Transfers into Level 3(d)	1,698	1,698	—	—(a)	—	—
Balance as of June 30, 2025	$ 1,715	$ 1,699(a)	$ 11	$ —(a)	$ —(a)	$ 5
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, was $(57).
(c) Amount is less than $500 (not in thousands).
(d) Transfers into and/or from represent the ending value as of June 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2025:
Investments in Securities – Assets	Ending Balance at June 30, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stock:
Endeavor Group Holdings, Inc. Class A	$1,698	Market Approach	Spread (parent and subsidiary ownership)	8.1015 (6.8131 - 8.9796)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENT OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
June 30, 2025
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$22,312
Cash	515
Cash pledged as collateral for derivatives and securities sold short	1,470
Due from broker	934
Over-the-counter swaps at value	331
Unrealized appreciation on forward foreign currency exchange contracts	6
Receivables
Investment securities sold	41
Fund shares sold	2
Dividends and interest	67
Tax reclaims	3
Prepaid Trustees’ retainer	—(a)
Other assets	1
Total assets	25,682
Liabilities
Written options at value(2)	14
Securities sold short at value(3)	966
Over-the-counter swaps at value	142
Unrealized depreciation on forward foreign currency exchange contracts	34
Payables
Fund shares repurchased	3
Investment securities purchased	390
Investment advisory fees	14
Administration and accounting fees	13
Transfer agent and sub-transfer agent fees and expenses	—(a)
Professional fees	37
Trustee deferred compensation plan	1
Interest expense and/or commitment fees	—(a)
Other accrued expenses	28
Total liabilities	1,642
Commitments and contingencies (Note 4D)	—
Net Assets	$24,040
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$21,244
Accumulated earnings (loss)	2,796
Net Assets	$24,040
Net Assets:
Class I	$24,040
Shares Outstanding (unlimited number of shares authorized, no par value):
Class I	2,036,342
Net Asset Value and Redemption Price Per Share:(b)
Class I	$11.81
(1) Investment in securities at cost	$21,634
(2) Written options premiums received	$13
(3) Securities sold short proceeds	$887

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENT OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED June 30, 2025
($ reported in thousands)
Investment Income
Dividends	$112
Interest	119
Securities lending, net of fees	—(a)
Foreign taxes withheld	—(a)
Total investment income	231
Expenses
Investment advisory fees	151
Administration and accounting fees	26
Transfer agent fees and expenses	—(a)
Custodian fees	2
Printing fees and expenses	9
Professional fees	32
Interest expense and/or commitment fees	—(a)
Trustees’ fees and expenses	1
Miscellaneous expenses	11
Total expenses	232
Dividend and interest expense on securities sold short	1
Total expenses, including dividend and interest expense on securities sold short	233
Less net expenses reimbursed and/or waived by investment adviser(1)	(63)
Net expenses	170
Net investment income (loss)	61
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	443
Securities sold short	(1)
Foreign currency transactions	—(a)
Forward foreign currency exchange contracts	(14)
Written options	(116)
Swaps	452
Net change in unrealized appreciation (depreciation) on:
Investments	762
Securities sold short	(101)
Foreign currency transactions	1
Forward foreign currency exchange contracts	(94)
Written options	(14)
Swaps	(178)
Net realized and unrealized gain (loss) on investments	1,140
Net increase (decrease) in net assets resulting from operations	$1,201

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® VL
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$61	$309
Net realized gain (loss)	764	1,211
Net change in unrealized appreciation (depreciation)	376	(378)
Increase (decrease) in net assets resulting from operations	1,201	1,142
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	—	(880)
Total dividends and distributions to investors	—	(880)
Change in Net Assets from Capital Transactions
Shares sold:
Class I (77,046 and 158,364 shares, respectively)	881	1,783
Reinvestment of distributions:
Class I (— and 78,924 shares, respectively)	—	880
Shares repurchased:
Class I ((927,713) and (501,243) shares, respectively)	(10,478)	(5,652)
Increase (decrease) in net assets from capital transactions	(9,597)	(2,989)
Net increase (decrease) in net assets	(8,396)	(2,727)
Net Assets
Beginning of period	32,436	35,163
End of Period	$24,040	$32,436
See Notes to Financial Statements

THE MERGER FUND® VL
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Class I
1/1/25 to 6/30/25(8)	$11.24	0.03	0.54	0.57	—	—	—	0.57	$11.81	5.08%	$24,040	1.41% (9)	1.93%	0.50%	70%
1/1/24 to 12/31/24	11.16	0.10	0.29	0.39	(0.19)	(0.12)	(0.31)	0.08	11.24	3.53	32,436	1.51 (9)	1.77	0.92	178
1/1/23 to 12/31/23	11.69	(0.02)	0.52	0.50	(0.21)	(0.82)	(1.03)	(0.53)	11.16	4.34	35,163	1.59 (9)	1.94	(0.20)	222
1/1/22 to 12/31/22	11.77	(0.02)	0.12	0.10	(0.18)	—	(0.18)	(0.08)	11.69	0.88	48,602	1.49 (9)	1.65	(0.14)	191
1/1/21 to 12/31/21	12.21	(0.07)	0.20	0.13	—	(0.57)	(0.57)	(0.44)	11.77	1.08	54,129	1.51 (9)	1.91	(0.57)	164
1/1/20 to 12/31/20	11.40	(0.02)	0.86	0.84	—	(0.03)	(0.03)	0.81	12.21	7.38	51,753	1.46 (9)	1.91	(0.19)	189

Footnote Legend
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets were 1.40%.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025
Note 1. Organization
The Merger Fund® VL (the “Fund”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund was formed on November 22, 2002, and commenced operations on May 26, 2004.
The Fund has a distinct investment objective and is diversified. There is no guarantee that the Fund will achieve its objective.
The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.
The Fund offers Class I shares.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADR, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces

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June 30, 2025
the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statement of Operations.
H.	Convertible Securities
The Fund may invest a portion of its assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (“PIPE”) with Special Purpose Acquisition Companies (“SPAC”)
Special purpose acquisition companies (“SPACs”) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (“PIPE”), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At June 30, 2025, the Fund had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
The Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Fund may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and

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June 30, 2025
they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2025, the Fund did not have any securities on loan.
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Fund is organized as a Trust, which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, the Fund’s Adviser acts as the Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
During the six months ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

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June 30, 2025
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statement of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statement of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/ currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2025, the Fund invested in writing put/call options and buying put/call options for various purposes, including for investment purposes and as a means to hedge other investments.
C.	Swaps
The Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statement of Assets and Liabilities as “Over-the-counter swap at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statement of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statement of Operations. Swap contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

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June 30, 2025
The Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2025, the Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At June 30, 2025, the Fund did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Assets and Liabilities at June 30, 2025:

Statement Line Description	Primary Risk
Asset Derivatives
Purchased options at value(1)	Equity contracts	$2
Over-the-counter swap at value(2)	Equity contracts	331
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	6
Total Assets		$339
Liability Derivatives
Over-the-counter swap at value(2)	Equity contracts	$(142)
Written options at value	Equity contracts	(14)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(34)
Total Liabilities		$(190)

(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statement of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30, 2025 is shown in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Operations for the six months ended June 30, 2025:
Statement Line Description	Primary Risk
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$60
Written options	Equity contracts	(116)
Forward foreign currency exchange contracts	Foreign currency contracts	(14)
Swaps	Equity contracts	452
Total		$382
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$(26)
Written options	Equity contracts	(14)
Forward foreign currency exchange contracts	Foreign currency contracts	(94)
Swaps	Equity contracts	(178)
Total		$(312)

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Fund for the six months ended June 30, 2025.

Purchased Options(1)	$23
Written Options(1)	40
Forward Foreign Currency Exchange Purchase Contracts(2)	521
Forward Foreign Currency Exchange Sale Contracts(2)	2,751
Long Total Return Swap Contracts(2)	4,670
Short Total Return Swap Contracts(2)	7,058
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
The Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC purchased options, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However,

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June 30, 2025
bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2025:

At June 30, 2025, the Fund’s derivative assets and liabilities (by type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$6	$34
OTC swaps	331	142
Purchased options	2	—
Written options	—	14
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$339	$190
Derivatives not subject to a MNA or similar agreement	(2)	(14)
Total assets and liabilities subject to a MNA	$337	$176

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of June 30, 2025.

Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank of America Merrill Lynch	$5	$(1)	$—	$—	$4
Goldman Sachs & Co.	150	(132)	—	—	18
JPMorgan Chase Bank N.A.	182	(43)	—	—	139
Total	$337	$(176)	$—	$—	$161
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Bank of America Merrill Lynch	$1	$(1)	$—	$—	$—
Goldman Sachs & Co.	132	(132)	—	—	—
JPMorgan Chase Bank N.A.	43	(43)	—	—	—
Total	$176	$(176)	$—	$—	$—
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (the “Adviser”), (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 1.25% of the Fund’s average daily net assets, which is calculated daily and paid monthly.
B.	Subadviser
Westchester Capital Management, LLC (“Subadviser”), is the subadviser to the Fund. The Subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, 1.40% of the Fund’s Class I average daily net assets on an annualized basis, through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
The exclusions include taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, short dividends and interest expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
	2025	2026	2027	2028	Total
Class I	$ 39	$ 143	$ 85	$ 63	$ 330
During the six months ended June 30, 2025, the Adviser did not recapture any expenses.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. For the six months ended June 30, 2025, the Fund did not incur distribution fees.
F.	Administrator
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund.
For the six months ended June 30, 2025, the Fund incurred administration fees totaling $11, which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2025, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at June 30, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended June 30, 2025, were as follows:
Purchases	Sales
$13,417	$21,448
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2025.
Note 6. 10% Shareholders
As of June 30, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholder), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
69%	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2025, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Financials	35%
Note 8.  Indemnifications
Under the Fund’s organizational documents and in separate agreements between each Trustee and the Fund, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements, and it expects the risk of loss to be remote.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2025, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Fund and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of the Fund’s total net assets in accordance with the terms of the agreement. Each fund that is a party to the Credit Agreement, is individually and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2025, are included in the “interest expense and/or commitment fees” line on the Statement of Operations.
The Fund had no borrowings at any time during the six months ended June 30, 2025.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Including purchased options	$ 22,184	$507	$ (218)	$ 289
Written options	(13)	4	(5)	(1)
Short sales	(887)	2	(81)	(79)
Note 12. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 14. Mixed and Shared Funding
Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund’s Trustees do not foresee any such differences or disadvantages at this time. However, the Fund’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund, or shares of another Fund may be substituted.

THE MERGER FUND® VL
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

THE MERGER FUND® VL
OTHER INFORMATION (Unaudited)
June 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the six months ended June 30, 2025, the Funds incurred independent Trustee’s fees totaling $1 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

THIS PAGE INTENTIONALLY BLANK.

THE MERGER FUND® VL
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about The Merger Fund® VL,
please contact us at 1-800-367-5877, or visit Virtus.com.
8465	08-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to these procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund® VL

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/29/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/29/2025

*	Print the name and title of each signing officer under his or her signature.